Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provisions [Line Items]
Balance at beginning of the year	$ 313,327	$ 301,412
Changes	(2,946)	22,437
Accretion expense	5,188	5,986
Reclassifications and others	(981)
Disbursements	(18,032)	(16,508)
Balance at end of the year	298,518	313,327
Classification by maturity [Abstract]
Current portion	94,171	81,039	$ 51,816
Non-current portion	204,347	232,288	$ 249,596
Closure of mining units and exploration projects [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	271,987	277,689
Changes	(8,872)	1,779
Accretion expense	5,129	5,623
Reclassifications and others	(992)
Disbursements	(14,989)	(13,104)
Balance at end of the year	254,247	271,987
Classification by maturity [Abstract]
Current portion	60,644	54,013
Non-current portion	193,603	217,974
Environmental liabilities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	19,956	5,038
Changes	(228)	16,557
Accretion expense	59	363
Reclassifications and others	992
Disbursements	(2,534)	(2,002)
Balance at end of the year	16,261	19,956
Environmental contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	5,164	2,874
Changes	3,459	3,425
Accretion expense	0	0
Reclassifications and others	(246)
Disbursements	(453)	(1,135)
Balance at end of the year	8,416	5,164
Safety contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	5,632	4,536
Changes	870	1,323
Accretion expense	0	0
Reclassifications and others	(258)
Disbursements	(44)	(227)
Balance at end of the year	6,716	5,632
Labor contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	4,421	4,080
Changes	489	381
Accretion expense	0	0
Reclassifications and others	(233)
Disbursements	(12)	(40)
Balance at end of the year	5,131	4,421
Tax contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	3,409	3,110
Changes	1,596	299
Accretion expense	0	0
Reclassifications and others	0
Disbursements	0	0
Balance at end of the year	5,005	3,409
Obligations with communities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	2,595	3,605
Changes	(637)	(1,010)
Accretion expense	0	0
Reclassifications and others	(147)
Disbursements	0	0
Balance at end of the year	2,105	2,595
Other provisions [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	163	480
Changes	377	(317)
Accretion expense	0	0
Reclassifications and others	(97)
Disbursements	0	0
Balance at end of the year	$ 637	$ 163